Income tax - Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit before taxation	€ 216,509	€ 225,908	€ 149,646
Rate differential between local and Group rates	33,827	20,581	3,617
Release of deferred tax arising on business combinations	(4,256)	(6,901)	(3,188)
Release/(recognition) of deferred tax arising on assessed loss	4,669	(23,650)	0
Income tax expense/(benefit) reported in profit or loss	€ 34,240	€ (9,970)	€ 429